Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,983	$ 11,824	$ 11,182	$ 13,584	$ 9,416	$ 9,667	$ 10,324	$ 10,689	$ 9,030	$ 8,356	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,739	11,711	11,144	13,648	9,537	9,863	10,615	11,066	9,419	8,782	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,445	12,239	11,601	14,129	9,823	10,109	10,821	11,223	9,512	8,821	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,285	12,794	12,063	14,609	10,087	10,317	10,972	11,311	9,555	8,843	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,187	12,803	12,069	14,636	10,123	10,364	11,046	11,401	9,609	8,867	10,000
Series EM
Account Value [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series EM
Account Value	$ 9,964	8,281	7,708
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,651	14,477	11,593	10,704	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 10,997	9,303	8,314
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Account Value	$ 16,306	14,033	12,413	14,843	10,326	9,319	10,399	10,491	9,016	8,109	10,000
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Account Value	$ 16,306	14,033	12,413	14,843	10,326	9,319	10,399	10,491	9,016	8,109	10,000
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Account Value	$ 16,306	14,033	12,413	14,843	10,326	9,319	10,399	10,491	9,016	8,109	10,000
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Account Value	$ 16,306	14,033	12,413	14,843	10,326	9,319	10,399	10,491	9,016	8,109	10,000
MSCI Emerging Markets Small Cap Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Small Cap Index-NR
Account Value	$ 16,306	14,033	12,413	$ 14,843	$ 10,326	$ 9,319	$ 10,399	$ 10,491	$ 9,016	$ 8,109	$ 10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 9,488	$ 8,245	$ 8,143